Other Income (Details) - CAD ($) $ in Millions					12 Months Ended
	Nov. 15, 2018	Sep. 05, 2018	Apr. 09, 2018	Apr. 06, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Component of Other Income, Nonoperating [Abstract]
Other					$ (5)	$ 3	$ 11
Total other income					6	53	376
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Disposal of property, cash proceeds					0	0	194
Property [Member]
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of property					0	0	338
Land [Member]
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of property					$ 11	$ 50	$ 27
Guelph [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Gain (loss) on sale of property	$ 79
Gain (loss) on disposal of property after-tax	$ 70
Doney And St-Francois Spurs [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Gain (loss) on sale of property		$ 36
Gain (loss) on disposal of property after-tax		32
Disposal of property, cash proceeds		$ 40
Central Station Railway [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Gain (loss) on sale of property			$ 184
Gain (loss) on disposal of property after-tax			156
Disposal of property, cash proceeds			$ 115
Calgary Industrial Lead [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Gain (loss) on sale of property				$ 39
Gain (loss) on disposal of property after-tax				34
Disposal of property, cash proceeds				$ 39